IDENTIFIABLE INTANGIBLE ASSET (Tables)	6 Months Ended
Jun. 30, 2017
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 6 - Identifiable intangible assets:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017	2016	2017	2016	2017	2016

	(U.S. $ in millions)
Product rights	$20,463	$18,180	$7,300	$6,460	$13,163	$11,720
Trade names	611	625	36	41	575	584
Research and development in process	7,926	9,183	-	-	7,926	9,183

Total	$29,000	$27,988	$7,336	$6,501	$21,664	$21,487